Stock Option Plan (Schedule of Stock Option Plan Activity) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Number of stock options
Outstanding at beginning of the year	470,000	500,000	506,000
Exercised during the year		(30,000)
Cancelled during the year			(6,000)
Outstanding and exercisable at the end of the year	470,000	470,000	500,000
Weighted average exercise price
Outstanding at beginning of the year	$ 2.1	$ 2.1	$ 2.1
Exercised during the year		2.14
Cancelled during the year			2.09
Outstanding and exercisable at the end of the year	2.1	2.1	2.1
Weighted average grant date fair value
Outstanding at beginning of the year	0.51	0.51	0.51
Exercised during the year		0.55
Cancelled during the year			0.55
Outstanding and exercisable at the end of the year	0.51	0.51	0.51
Minimum exercise price per share	2.09	2.09	2.09
Maximum exercise price per share	$ 2.14	$ 2.14	$ 2.14